SHARE CAPITAL (Details 6)	12 Months Ended
Dec. 31, 2022 $ / shares shares
SHARE CAPITAL
Restricted Share Units Beginning Balance | shares	1,550,000
Restricted Share Units, granted | shares	1,090,000
Restricted Share Units, settled | shares	(516,664)
Restricted Share Units, forfeited | shares	(233,334)
Restricted Share Units Ending Balance | shares	1,890,002
Weighted average, Beginning Balance | $ / shares	$ 0.40
Weighted average fair value, Granted | $ / shares	0.25
Weighted average fair value, settled | $ / shares	0.40
Weighted average fair value, forfeited | $ / shares	0.40
Weighted average, Ending Balance | $ / shares	$ 0.31